The Royce Funds

745 Fith Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268

May 2, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	The Royce Fund File No. 002-80348

Gentlemen:

        This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

Sincerely,

/s/ John E. Denneen

John E. Denneen Secretary